Average Annual Total Returns - Dodge & Cox Income Fund	May 01, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Dodge & Cox Income Fund
Average Annual Return:
1 Year	9.45%
5 Years	5.71%
10 Years	4.65%
Dodge & Cox Income Fund | After Taxes on Distributions
Average Annual Return:
1 Year	7.55%
5 Years	4.21%
10 Years	3.21%
Dodge & Cox Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.73%
5 Years	3.77%
10 Years	2.99%